UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate

Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included in the Statement of Net Assets below.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS

September 30, 2012

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)

	LONG-TERM INVESTMENTS - 152.7%

	U.S. Government and Agency Obligations - 0.3%
	Federal National Mortgage Association,
	Pass-Through Certificates,
$ 145	8.00%, 10/01/30	$180,412
510	7.00%, 12/01/31	612,296
	Government National Mortgage Association
	Pass-Through Certificates,
12	7.00%, 3/15/26	13,709
60	8.00%, 11/15/30	75,413
32	8.00%, 2/15/31	32,511

	Total U.S. Government and Agency Obligations
	(Cost $781,641)	914,341

	Corporate Bonds - 149.5%
	Financial - 38.9%
5,000	American Express Co.,
	6.15%, 8/28/17 (a)	6,088,780
5,000	Bank of America Corp.,
	6.50%, 8/01/16	5,782,550
6,000	Caterpillar Financial Services Corp.,
	6.125%, 2/17/14 (a)	6,464,808
5,000	DaimlerChrysler North America Holding Corp.,
	6.50%, 11/15/13	5,323,995
5,000	Duke Realty Limited Partnership,
	6.25%, 5/15/13	5,167,325
6,000	General Electric Capital Corp.,
	4.80%, 5/01/13 (a)(b)	6,153,180
5,000	The Goldman Sachs Group, Inc.,
	5.50%, 11/15/14	5,428,735
5,000	HCP, Inc.,
	6.00%, 1/30/17	5,760,180
5,000	JPMorgan Chase & Co.,
	4.75%, 5/01/13	5,127,450
5,000	JPMorgan Chase & Co.,
	6.00%, 1/15/18	5,961,320
5,000	Kimco Realty Corp.,
	5.584%, 11/23/15	5,521,335
5,000	Liberty Property L.P.,
	5.125%, 3/02/15	5,369,500
5,000	Mack-Cali Realty L.P.,
	5.125%, 1/15/15	5,305,725
5,000	MetLife, Inc.,
	5.50%, 6/15/14 (a)	5,397,275
6,000	Morgan Stanley,
	6.00%, 4/28/15	6,506,394
5,000	National City Corp.,
	6.875%, 5/15/19	6,181,105
5,000	Northern Trust Corp.,
	5.50%, 8/15/13 (a)	5,223,685

The accompanying notes are an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

September 30, 2012

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)

$ 5,000	ProLogis L.P.,
	5.75%, 4/01/16 (a)	$5,528,680
5,000	Realty Income Corp.,
	6.75%, 8/15/19 (a)	6,116,585
5,000	Simon Property Group, L.P.,
	5.25%, 12/01/16 (a)	5,733,350
6,000	US Bank, N.A.,
	4.95%, 10/30/14	6,514,608
6,000	Wachovia Bank NA,
	6.00%, 11/15/17	7,243,692

		127,900,257

	Industrial - 23.2%
4,000	Archer-Daniels-Midland Company,
	7.125%, 3/01/13 (a)(b)	4,111,164
1,348	ConocoPhillips
	4.75%, 2/01/14	1,424,361
6,000	Dow Chemical Company,
	9.00%, 4/01/21	7,872,726
7,000	Hewlett-Packard Co.,
	6.125%, 3/01/14 (a)(b)	7,465,031
5,000	Sun Company, Inc.,
	9.00%, 11/01/24	6,350,000
5,000	Target Corp.,
	6.00%, 1/15/18 (a)	6,205,565
5,275	Tele-Communications, Inc.,
	10.125%, 4/15/22 (a)	7,856,611
3,200	Tele-Communications, Inc.,
	9.875%, 6/15/22 (a)(b)	4,678,717
5,000	Time Warner Cable, Inc.,
	7.50%, 4/01/14	5,491,530
5,000	Time Warner Entertainment Company, L.P.,
	8.875%, 10/01/12	5,000,000
5,000	Time Warner, Inc.,
	9.15%, 2/01/23	7,175,390
5,000	Wal-Mart Stores, Inc.,
	6.75%, 10/15/23	6,902,525
5,000	Xerox Corp.,
	6.35%, 5/15/18	5,877,480

		76,411,100

	Telephone - 6.9%
5,000	Deutsche Telekom International Finance,
	5.25%, 7/22/13 (Netherlands)	5,184,800
6,000	Rogers Communications, Inc.,
	7.50%, 3/15/15 (Canada)(a)	6,955,338
5,000	Telecom Italia Capital SA,
	5.25%, 10/01/15 (Luxembourg)	5,275,000
5,000	Vodafone Group PLC,
	5.00%, 12/16/13 (United Kingdom)	5,271,620

		22,686,758

The accompanying notes are an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

September 30, 2012

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)

	Utilities - 80.5%
$ 5,000	American Water Capital Corp.,
	6.085%, 10/15/17	$5,976,780
5,000	American Water Capital Corp.,
	6.593%, 10/15/37	6,543,100
5,000	Arizona Public Service Co.,
	6.875%, 8/01/36	6,643,620
10,000	CalEnergy Company, Inc.,
	8.48%, 9/15/28 (a)(b)	14,727,840
5,000	CenterPoint Energy Resources Corp.,
	6.00%, 5/15/18	6,090,965
10,713	Cleveland Electric Illumination Co.,
	8.875%, 11/15/18 (a)(b)	14,500,817
5,000	Commonwealth Edison Co.,
	6.95%, 7/15/18 (a)	6,119,385
5,000	Consolidated Edison Company of New York Inc.,
	5.85%, 4/01/18	6,206,515
5,000	Dominion Resources, Inc.
	5.15%, 7/15/15	5,577,910
8,000	EQT Corporation,
	8.125%, 6/01/19 (a)	9,697,544
10,000	Entergy Texas, Inc.,
	7.125%, 2/01/19 (a)(b)	12,320,570
5,475	Exelon Generation Co. LLC,
	6.20%, 10/01/17 (a)	6,523,468
7,750	FPL Group Capital Inc.,
	7.875%, 12/15/15 (a)(b)	9,265,427
10,000	Hydro-Quebec,
	7.50%, 4/01/16 (Canada)(a)(b)	12,273,710
8,115	Indiana Michigan Power Co.,
	7.00%, 3/15/19	10,134,004
5,000	Kinder Morgan Energy Partners,
	7.75%, 3/15/32 (a)	6,511,035
3,500	Magellan Midstream Energy Partners, L.P.,
	6.40%, 7/15/18	4,306,445
5,000	Magellan Midstream Energy Partners, L.P.,
	6.55%, 7/15/19	6,164,080
6,000	National Grid PLC
	6.30%, 8/01/16 (United Kingdom)	6,985,236
6,500	National Rural Utilities Cooperative Finance Corp.,
	5.50%, 7/01/13 (a)	6,748,320
5,000	Oncor Electric Delivery Co., LLC,
	7.00%, 9/01/22 (a)	6,281,670
9,441	ONEOK Partners, L.P.,
	6.15%, 10/01/16 (a)(b)	11,022,188
5,230	PPL Energy Supply LLC,
	6.50%, 5/01/18 (a)	6,196,917
5,000	PSEG Power LLC,
	5.32%, 9/15/16 (a)(b)	5,691,270
10,000	Progress Energy, Inc.,
	7.05%, 3/15/19 (a)(b)	12,686,480
8,000	Sempra Energy
	6.15%, 6/15/18 (a)	9,907,792

The accompanying notes are an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

September 30, 2012

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)

$ 7,785	South Carolina Electric & Gas Co.,
	6.50%, 11/01/18 (a)	$9,812,370
7,000	Spectra Energy Capital LLC,
	6.20%, 4/15/18	8,476,762
10,000	Trans-Canada Pipelines Limited,
	9.875%, 1/01/21 (Canada)	14,976,490
8,571	Williams Partners L.P.,
	7.25%, 2/01/17 (a)(b)	10,432,450
5,000	Xcel Energy, Inc.,
	5.613%, 4/01/17	5,884,150

		264,685,310

	Total Corporate Bonds
	(Cost $446,943,831)	491,683,425

	Asset-Backed Securities - 1.7%
5,000	Detroit Edison Securitization Funding LLC 2001-1 A6,
	6.62%, 3/01/16	5,522,497

	Total Asset-Backed Securities
	(Cost $5,925,000)	5,522,497

Shares
	Non-Convertible Preferred Stock - 1.2%
	Financial - 1.2%
100,000	Kimco Realty Corp., Series G,
	7.75%	2,543,000
50,000	Vornado Realty Trust, Series I,
	6.625%	1,264,500

	Total Non-Convertible Preferred Stock
	(Cost $3,675,000)	3,807,500

	TOTAL INVESTMENTS - 152.7%
	(Cost $477,325,472)	501,927,763

	Other assets in excess of liabilities - 5.1%	16,876,787
	Borrowings - (30.6)%	(100,425,000)
	Auction market preferred shares - (27.2)%	(89,575,000)
	NET ASSETS APPLICABLE TO COMMON STOCK - 100%	$328,804,550

	Net Asset Value per share of common stock ($328,804,550 / 27,420,341)	$11.99

(a) All or a portion of this security has been segregated and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

September 30, 2012

(Unaudited)

Note 1. Securities Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at September 30, 2012:

	Level 1	Level 2
Asset-backed securities	$–	$5,522,497
Corporate bonds	–	491,683,425
Non-convertible preferred stock	3,807,500	–
U.S. Government and Agency obligations	–	914,341

Total	$3,807,500	$498,120,263

There were no Level 3 priced securities held and there were no significant transfers between Level 1 and Level 2 during the quarter ended September 30, 2012.

Note 2. Federal Income Tax Information

At December 31, 2011, the federal tax cost of the Fund’s investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$474,936,869	$23,058,183	($10,778,821)	$12,279,362

Other information regarding the Fund is available on the Fund’s website at www.ducfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

The accompanying notes are an integral part of this financial statement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

By (Signature and Title)	/s/ ALAN M. MEDER

Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 16, 2012

By (Signature and Title)	/s/ ALAN M. MEDER

Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	November 16, 2012